Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Common Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Beginning balance at Sep. 17, 2019	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Sep. 17, 2019	0
Net loss			(9,224)	(9,224)
Ending balance at Dec. 31, 2019			(9,224)	$ (9,224)
Ending balance (in shares) at Dec. 31, 2019				0
Issuance of common shares, net of issuance costs of $324,555	$ 6,331	3,238,103		$ 3,244,433
Issuance of common shares, net of issuance costs of $324,555 (in shares)	6,330,834
Share-based compensation		660,163		660,163
Net loss			(1,582,834)	(1,582,834)
Ending balance at Mar. 31, 2020	$ 6,331	3,898,266	(1,592,058)	2,312,538
Ending balance (in shares) at Mar. 31, 2020	6,330,834
Beginning balance at Dec. 31, 2019			(9,224)	$ (9,224)
Beginning balance (in shares) at Dec. 31, 2019				0
Issuance of common shares, net of issuance costs of $324,555	$ 15,234	22,560,145		$ 22,575,379
Issuance of common shares, net of issuance costs of $324,555 (in shares)	15,233,884			13,375,384
Issuance of warrants		2,526,320		$ 2,526,320
Share-based compensation		1,760,806		1,760,806
Net loss			(13,373,003)	(13,373,003)
Ending balance at Dec. 31, 2020	$ 15,234	26,847,271	(13,382,227)	$ 13,480,278
Ending balance (in shares) at Dec. 31, 2020	15,233,884			15,233,884
Share-based compensation		477,245		$ 477,245
Net loss			(5,784,421)	(5,784,421)
Ending balance at Mar. 31, 2021	$ 16,052	$ 47,773,698	$ (19,166,648)	$ 28,623,102
Ending balance (in shares) at Mar. 31, 2021	16,051,884			16,051,884